CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	Total shareholders' equity CNY (¥)	Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares CNY (¥)	Restructuring reserve CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gains (losses) on available-for-sale securities, interest rate swaps and others CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interest CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Mar. 31, 2017	¥ 278,799	¥ 1	¥ 164,585	¥ (2,823)	¥ (624)	¥ (63)	¥ 4,080	¥ (3,618)	¥ 8,703	¥ 108,558	¥ 42,330	¥ 321,129
Balance (in shares) at Mar. 31, 2017 | shares		20,234,913,512
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment	(328)					14		24	(366)		(463)	(791)
Net change in unrealized gains on available-for-sale securities	1,212								1,212		(1)	1,211
Share of additional paid-in capital and other comprehensive income of equity method investees	(1,455)		(525)						(930)			(1,455)
Change in fair value of forward exchange contracts under hedge accounting	(85)								(85)			(85)
Change in fair value of interest rate swaps under hedge accounting and others	143								143			143
Net income for the year	64,093									64,093	(1,751)	62,342
Acquisition of subsidiaries											40,087	40,087
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans	3,831		3,945			(114)						3,831
Issuance of shares, including exercise of share options, and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares		340,525,232
Transactions with noncontrolling interests	(186)		(186)								(10,513)	(10,699)
Amortization of compensation cost	19,053		19,053								1,039	20,092
Partial disposal of the Company's shares by Suning.com Co., Ltd.	590			590								590
Appropriation to statutory reserves							298			(298)
Others	155		(108)		263						(112)	43
Balance at Mar. 31, 2018	365,822	¥ 1	186,764	(2,233)	(361)	(163)	4,378	(3,594)	8,677	172,353	70,616	436,438
Balance (in shares) at Mar. 31, 2018 | shares		20,575,438,744
Increase (Decrease) in Stockholders' Equity
Cumulative effect of change in accounting principle (Note 2(t))								(32)	(8,164)	8,196
Adjusted balance	365,822	¥ 1	186,764	(2,233)	(361)	(163)	4,378	(3,626)	513	180,549	70,616	436,438
Foreign currency translation adjustment	479					(12)		452	39		577	1,056
Share of additional paid-in capital and other comprehensive income of equity method investees	724		142					582				724
Change in fair value of interest rate swaps under hedge accounting and others	(295)								(295)			(295)
Net income for the year	87,886									87,886	(7,214)	80,672
Acquisition of subsidiaries	7,515		7,515								49,805	57,320
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	354		228			126						354
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares		208,011,512
Repurchase and retirement of ordinary shares	(10,872)		(1,013)							(9,859)		(10,872)
Repurchase and retirement of ordinary shares (in shares) | shares		(86,973,680)
Transactions with noncontrolling interests	3,412		3,412								406	3,818
Amortization of compensation cost	35,015		35,015								2,586	37,601
Disposal of the Company's shares by Suning.com Co., Ltd.	2,233			2,233								2,233
Appropriation to statutory reserves							690			(690)
Others	(16)		(280)		264						(450)	(466)
Balance at Mar. 31, 2019	492,257	¥ 1	231,783	¥ 0	(97)	(49)	5,068	(2,592)	257	257,886	116,326	¥ 608,583
Balance (in shares) at Mar. 31, 2019 | shares		20,696,476,576										20,696,476,576	20,696,476,576
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment	2,712					(2)		2,711	3		344	¥ 3,056
Share of additional paid-in capital and other comprehensive income of equity method investees	(732)		(186)					(537)	(9)			(732)
Change in fair value of interest rate swaps under hedge accounting and others	(507)								(507)			(507)	$ (72)
Net income for the year	149,433									149,433	(8,959)	140,474
Acquisition of subsidiaries	2,252		2,252								(501)	1,751
Acquisition of subsidiaries (in shares) | shares		14,329,896
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options	960		960									960
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares		206,246,032
Issuance of shares - global offering, net of issuance costs	91,112		91,112									91,112
Issuance of shares - global offering, net of issuance costs (in shares) | shares		575,000,000
Repurchase and retirement of ordinary shares (in shares) | shares		(57,560)
Transactions with noncontrolling interests	(9,629)		(9,629)								4,138	(5,491)
Amortization of compensation cost	27,584		27,584								4,009	31,593
Appropriation to statutory reserves							1,032			(1,032)
Others	(41)		(169)		¥ 97			31			(210)	(251)
Balance at Mar. 31, 2020	¥ 755,401	¥ 1	¥ 343,707			¥ (51)	¥ 6,100	¥ (387)	¥ (256)	¥ 406,287	¥ 115,147	¥ 870,548	$ 122,945
Balance (in shares) at Mar. 31, 2020 | shares		21,491,994,944										21,491,994,944	21,491,994,944